1. Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

1. NATURE OF OPERATIONS

On July 28, 2017, IIOT-OXYS, Inc., a Nevada corporation (the “Company”) (previously known as Gotham Capital Holdings, Inc.), executed and closed the Securities Exchange Agreement dated effective March 16, 2017, between the Company, OXYS Corporation, a Nevada corporation (“OXYS”), and the shareholders of OXYS and changed its name to “IIOT-OXYS, Inc.” As a result of the Closing, the Company issued 34,687,244 shares on a pro rata basis to the shareholders of OXYS, and OXYS became a wholly owned subsidiary of the Company. In addition, the Company cancelled 1,500,000 outstanding shares held by principal shareholders of the Company, which resulted in a total of 38,453,328 shares issued and outstanding upon completion of the Closing.

On December 14, 2017, the Company entered into a Securities Exchange Agreement dated December 14, 2017, between the Company, OXYS, and HereLab, Inc., a Delaware corporation (“HereLab”), and the shareholders of HereLab. Upon completion of the closing of the Exchange Agreement, on January 11, 2018, the Company issued an aggregate of 1,650,000 shares of its common stock on a pro rata basis to the two shareholders of HereLab and HereLab became a wholly-owned subsidiary of the Company.

OXYS Corporation was incorporated on August 4, 2016 in Nevada. It maintains its principal office in Massachusetts at 705 Cambridge St., Cambridge, MA 02142.

The Company was only recently formed and is currently devoting substantially all its efforts in identifying, developing and marketing engineered products, software and services for applications in the Industrial Internet which involves collecting and processing data collected from a wide variety of industrial systems and machines.

On July 28, 2017, IIOT-OXYS, Inc., a Nevada corporation (the “Company”) (previously known as Gotham Capital Holdings, Inc.), executed and closed the Securities Exchange Agreement dated effective March 16, 2017, between the Company, OXYS Corporation, a Nevada corporation (“OXYS”), and the shareholders of OXYS and changed its name to “IIOT-OXYS, Inc.” As a result of the Closing, the Company issued 34,687,244 shares on a pro rata basis to the shareholders of OXYS, and OXYS became a wholly owned subsidiary of the Company. In addition, the Company cancelled 1,500,000 outstanding shares held by principal shareholders of the Company, which resulted in a total of 38,453,328 shares issued and outstanding upon completion of the Closing.

OXYS Corporation was incorporated on August 4, 2016 in Nevada. It maintains its principal office in Massachusetts at 705 Cambridge St., Cambridge, MA 02142.

The Company was only recently formed and is currently devoting substantially all its efforts in identifying, developing and marketing engineered products, software and services for applications in the Industrial Internet which involves collecting and processing data collected from a wide variety of industrial systems and machines.